Cover	Jun. 13, 2024
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A is being filed as Amendment No. 1 (this “Amendment”) to the Current Report on Form 8-K of Redwoods Acquisition Corp. (“RWOD,” or “PubCo” upon and following the Merger (as defined herein)) originally filed with the Securities and Exchange Commission (the “SEC”) on June 13, 2024 (the “Original Filing”). The sole purpose of this Amendment is to clarify the disclosure under Item 8.01 of the Original Filing to reflect that the pro rata portion of the Trust Account each public share would be entitled to receive upon redemption (the “Redemption Price”) is approximately $10.78, instead of $10.80 per share. The Redemption Price of $10.78 is based on the Trust Account balance as of June 14, 2024, of $18,990,382.23, which takes into account RWOD’s tax expense withdrawal from the Trust Account of $770,838.33. RWOD previously reported a Redemption Price of $11.20 in the Current Report on Form 8-K filed on May 10, 2024, which amount, as stated in such Form 8-K, was prior to the deduction of any applicable taxes and therefore did not account for the tax withdrawal of $770,838.33.
Document Period End Date	Jun. 13, 2024
Entity File Number	001-41340
Entity Registrant Name	Redwoods Acquisition Corp.
Entity Central Index Key	0001907223
Entity Tax Identification Number	86-2727441
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1115 Broadway
Entity Address, Address Line Two	12th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10010
City Area Code	646
Local Phone Number	916-5315
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units,
Title of 12(b) Security	Units,
Trading Symbol	RWODU
Security Exchange Name	NASDAQ
Common Stock [Member]
Title of 12(b) Security	Common Stock
Trading Symbol	RWOD
Security Exchange Name	NASDAQ
Warrants
Title of 12(b) Security	Warrants
Trading Symbol	RWODW
Security Exchange Name	NASDAQ
Rights [Member]
Title of 12(b) Security	Rights
Trading Symbol	RWODR
Security Exchange Name	NASDAQ